Net income/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2020
Net income/(loss) per share
Schedule of basic and diluted net income/(loss) per share
Basic and diluted net income/(loss) per share for each of the years presented are calculated as follows:

	For the year ended December 31,
	2018	2019	2020
Numerator:
Net income/(loss) attributable to ordinary shareholders – basic (RMB’000)	(2,491,633)	12,184,155	49,405,223
Impact of subsidiaries’ diluted earnings (RMB’000)	—	—	(157,589)

Net income/(loss) attributable to ordinary shareholders – diluted (RMB’000)	(2,491,633)	12,184,155	49,247,634
Denominator:
Weighted average number of shares – basic	2,877,902,678	2,912,637,241	3,021,808,985
Adjustments for dilutive options and RSUs	—	54,684,562	87,215,045

Weighted average number of shares – diluted	2,877,902,678	2,967,321,803	3,109,024,030
Basic net income/(loss) per share attributable to ordinary shareholders (RMB)	(0.87)	4.18	16.35
Diluted net income/(loss) per share attributable to ordinary shareholders (RMB)	(0.87)	4.11	15.84